Note 17 - Segment Reporting	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
17.
Segment Reporting

The Company conducts the business through the following reportable segments based on geography and the nature of services sold: U.S Concrete pumping – Brundage-Bone, U.K. Concrete Pumping – Camfaud, Concrete Waste Management Services – Eco-Pan. The classifications are defined as follows:

●	U.S. Concrete Pumping – Brundage-Bone – consists of concrete pumping services sold to customers in the U.S.
●	U.K. Concrete Pumping – Camfaud – consists of concrete pumping services sold to customers in the U.K, which represents the Company’s foreign operations.
●	Concrete Waste Management Services – Eco-Pan – consists of pans and containers rented to customers in the U.S and the disposal of the concrete waste material services sold to customers in the U.S.

The accounting policies of the reportable segments are the same as those described in Note
2.
The Chief Operating Decision Maker (CODM) evaluates the performance of its segments based on revenue, and measure segment performance based upon EBITDA (earnings before interest, taxes, depreciation and amortization). Non-allocated interest expense and various other administrative costs are reflected in Corporate. Corporate assets include cash and cash equivalents, prepaid expenses and other current assets, property and equipment. The following provides operating information about the Company’s reportable segments for the periods presented:

	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Revenue
Brundage-Bone	$24,067	$16,624	$35,419
Camfaud	5,815	5,143	10,728
Eco-Pan	4,088	2,629	6,655
	$33,970	$24,396	$52,802

EBITDA
Brundage-Bone	$5,536	$(24,565)	$8,623
Camfaud	133	1,587	2,849
Eco-Pan	1,581	388	2,954
Corporate	321	180	625
	$7,571	$(22,410)	$15,051

Interest income (expense)
Brundage-Bone	$(5,134)	$(1,154)	$(4,017)
Camfaud	(458)	(490)	(1,070)
Eco-Pan	-	-	-
Corporate	-	-	-
	$(5,592)	$(1,644)	$(5,087)

(Loss) income before income taxes
Brundage-Bone	$(4,424)	$(27,354)	$1,223
Camfaud	(1,963)	207	(222)
Eco-Pan	(291)	225	2,449
Corporate	283	155	564
	$(6,395)	$(26,767)	$4,014

	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Depreciation and amortization
Brundage-Bone	$4,826	$1,635	$3,383
Camfaud	1,638	890	2,001
Eco-Pan	1,872	163	505
Corporate	38	25	61
	$8,374	$2,713	$5,950

Transaction costs including debt extinguishment
Corporate	$-	$30,562	$8
	$-	$30,562	$8

Total assets by segment for the periods presented are as follows:

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Total Assets
Brundage-Bone	$501,010	$277,937
Camfaud	67,770	39,167
Eco-Pan	142,240	32,781
Corporate	24,428	20,259
	$735,448	$370,144

The U.S. and U.K. were the only regions that accounted for more than
10%
of the Company’s revenues for the periods presented. There was no
single customer that accounted for more than
10%
of revenues for the periods presented. Revenues for the periods presented and long lived assets as of
January 31, 2019
and
October 31, 2018
are as follows:

	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Revenues
U.S.	$28,155	$19,253	$42,074
U.K.	5,815	5,143	10,728
	$33,970	$24,396	$52,802

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Long Lived Assets
U.S.	$188,290	$167,368
U.K.	39,850	34,547
	$228,140	$201,915

Note
17.
Segment Reporting

The Company conducts its business through the following reportable segments based on geography and the nature of services sold: U.S Concrete pumping – Brundage-Bone, U.K. Concrete Pumping – Camfaud, Concrete Waste Management Services – Eco-Pan. The classifications are defined as follows:

●	U.S. Concrete Pumping – Brundage-Bone (Brundage-Bone) – consists of concrete pumping services sold to customers in the U.S.

●	U.K. Concrete Pumping – Camfaud (Camfaud) – consists of concrete pumping services sold to customers in the U.K, which represents foreign operations.

●
Concrete Waste Management Services – Eco-Pan (Eco-Pan) – consists of pans and containers rented to customers in the U.S and the disposal of the concrete waste material services sold to customers in the U.S.

The accounting policies of the reportable segments are the same as those described in Note
2.
The Chief Operating Decision Maker (CODM) evaluates the performance of its segments based on revenue, and measures segment performance based upon segment EBITDA (earnings before income, taxes, depreciation and amortization).

Non-allocated interest expense and various other administrative costs are reflected in Corporate. Corporate assets include cash, prepaid expenses and other current assets, property and equipment.

The following provides operating information about the Company’s reportable segments for the years ended
October 31, 2018,
2017
and
2016:

	2018	2017	2016
Revenue:
Brundage-Bone	$164,305,836	$151,194,931	$153,488,134
Camfaud	50,448,085	36,433,763	-
Eco-Pan	28,469,346	23,581,905	18,937,413
	243,223,267	211,210,599	172,425,547

EBITDA	2018	2017	2016
Brundage-Bone	$34,966,513	$36,925,969	$43,763,760
Camfaud	15,753,598	10,827,292	-
Eco-Pan	12,558,725	9,912,446	7,560,512
Corporate	2,366,179	(3,093,897)	1,188,480
	$65,645,015	$54,571,810	$52,512,752

Interest income (expense)	2018	2017	2016
Brundage-Bone	$(17,247,250)	$(15,389,779)	$(15,156,744)
Camfaud	(4,172,959)	(3,634,811)	-
Eco-Pan	(980)	870	-
Corporate	(3,558)	(3,724,128)	(4,359,333)
	$(21,424,747)	$(22,747,848)	$(19,516,077)

Depreciation and amortization	2018	2017	2016
Brundage-Bone	$15,237,041	$18,275,871	$19,420,137
Camfaud	8,059,512	6,336,369	-
Eco-Pan	2,078,137	2,315,298	2,675,954
Corporate	247,856	226,487	213,452
	$25,622,546	$27,154,025	$22,309,543

Income tax (benefit) expense	2018	2017	2016
Brundage-Bone	$(11,472,368)	$3,109,635	$4,603,472
Camfaud	502,974	245,424	-
Eco-Pan	845,572	2,791,138	703,733
Corporate	339,702	(2,389,539)	(853,664)
	$(9,784,120)	$3,756,658	$4,453,541

Transaction costs	2018	2017	2016
Brundage-Bone	$7,589,825	$4,489,517	$3,691,466
	$7,589,825	$4,489,517	$3,691,466

Net income (loss)	2018	2017	2016
Brundage-Bone	$13,954,590	$150,684	$4,583,407
Camfaud	3,018,153	610,688	-
Eco-Pan	9,634,036	4,806,880	4,180,825
Corporate	1,775,063	(4,654,973)	(2,530,641)
	$28,381,842	$913,279	$6,233,591

	2018	2017	2016
Total Assets
Brundage-Bone	$277,935,739	$244,553,325	$209,074,489
Camfaud	39,167,461	44,866,267	-
Eco-Pan	32,781,488	28,961,354	26,738,362
Corporate	20,259,056	20,465,681	19,116,618
	$370,143,744	$338,846,627	$254,929,469

The following provides a reconciliation from the Company’s measure of segment performance, EBITDA, to income before taxes for the years ended
October 31, 2018
and
2017:

Income Before Taxes to EBITDA Reconciliation	2018	2017	2016
Income before taxes	$18,597,722	$4,669,937	$10,687,132
Depreciation and amortization	25,622,546	27,154,025	22,309,543
Interest expense	21,424,747	22,747,848	19,516,077
EBITDA	$65,645,015	$54,571,810	$52,512,752

The U.S. and U.K. were the only regions that accounted for more than
10
 percent of the Company’s revenues in
2018,
2017
and
2016.
There was
no
single customer that accounted for more than
10
 percent of revenues in
2018,
2017
and
2016.
Revenues for
2018,
2017
and
2016
and long-lived assets as of
October 31, 2018
and
2017
were as follows:

Revenues	2018	2017	2016
U.S.	$192,775,182	$174,776,836	$172,425,547
U.K.	50,448,085	36,433,763	-
	$243,223,267	$211,210,599	$172,425,547

Long Lived Assets	2018	2017	2016
U.S.	$167,368,850	$138,012,093	$138,686,332
U.K.	34,546,590	37,530,042	-
	$201,915,440	$175,542,135	$138,686,332